Investments in associates (Details Narrative) - BliNK Biomedical SAS [member] - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loss related to share of equity	€ 0.00	€ 300,000
Equity of Associate	€ 4,300,000	€ 4,400,000